Debt and Capital Lease Obligations (Minimum Lease Payments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments [Abstract]
2013	$ 9.8
2014	6.6
2015	5.3
2016	5.7
2017	5.8
Thereafter	90.9
Total minimum lease payments	124.1
Less amounts representing interest	(30.8)
Present value of minimum lease payments	93.3
Less current portion of obligations under capital leases	(7.5)
Noncurrent portion of obligations under capital leases	85.8
Minimum Lease Payments, Sale Leaseback Transactions	890.2
Minimum Lease Payments, Sale Leaseback Transactions [Abstract]
2013	60.5
2014	48.5
2015	46.4
2016	42.9
2017	$ 40.9